Summary of Principal Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Current assets	$ 21,585,468		$ 21,585,468		$ 10,209,096	$ 7,104,527
Non-current assets	316,057		316,057		157,809	236,977
Total assets	21,901,525		21,901,525		10,366,905	7,341,504
Current liabilities	4,872,068		4,872,068		5,278,655	4,112,295
Non-current liabilities	4,835,471		4,835,471			1,114,243
Total liabilities	9,707,539		9,707,539		5,278,655	5,226,538
Cost of revenue	(10,544,321)	$ (4,934,824)	(19,587,546)	$ (15,001,674)	(20,113,294)	(15,036,876)
Gross profit (loss)	858,614	967,075	1,653,469	2,283,628	2,814,121	1,646,694
Amortization & depreciation	(17,016)	(14,721)	(44,654)	(43,544)	(57,894)	(27,055)
General and administrative expenses	(1,635,800)	(1,521,114)	(4,151,219)	(4,145,775)	(5,280,582)	(4,246,880)
Marketing cost	(64,012)	(240,299)	(290,592)	(384,381)	(641,917)	(364,160)
Research & development	(180,158)	(158,055)	(589,909)	(438,033)	(923,387)	(552,343)
Total operating expenses	2,720,417	2,031,080	6,444,283	5,591,170	7,681,356	5,871,877
Profit (loss) from operations	(1,861,803)	(1,064,005)	(4,790,814)	(3,307,542)	(4,867,235)	(4,225,183)
Interest income	1,791	955	3,248	2,672	21,150	3,277
Other income	(465,802)	26,497	(415,916)	78,686	77,699	107,275
Tax expense
Net profit (loss)	(2,521,992)	$ (1,036,619)	(5,503,480)	(3,404,273)	(4,943,444)	(4,381,974)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets	6,860,956		6,860,956		4,503,346	2,251,100
Non-current assets	222,356		222,356		21,042	45,503
Total assets	7,083,312		7,083,312		4,524,388	2,296,603
Current liabilities	11,613,194		11,613,194		8,556,844	4,906,955
Non-current liabilities	35,471		35,471
Total liabilities	11,648,665		11,648,665		8,556,844	4,906,955
Revenue			11,632,351	2,412,523	2,971,031	1,912,012
Cost of revenue			(10,492,448)	(727,879)	(867,154)	(1,112,697)
Gross profit (loss)			1,139,903	1,684,644	2,103,877	799,315
Amortization & depreciation			(8,626)	(5,961)	(7,948)	(7,102)
General and administrative expenses			(1,664,299)	(1,702,284)	(2,313,818)	(1,709,543)
Marketing cost			(258,256)	(321,846)	(562,637)	(364,160)
Research & development			(295,527)	(438,033)	(583,874)	(170,006)
Total operating expenses			(2,226,708)	(2,468,124)	(3,468,277)	(2,250,811)
Profit (loss) from operations			(1,086,805)	(783,480)	(1,364,400)	(1,451,496)
Interest income			3,122	2,569	20,971	3,166
Other income			64,086	13,996	17,403	24,126
Total other income (expense)			67,208	16,565	38,374	27,292
Tax expense
Net profit (loss)			(1,019,597)	(766,915)	(1,326,026)	(1,424,204)
Variable Interest Entity, Not Primary Beneficiary [Member]
Current assets	4,303,806		4,303,806		5,330,206	4,177,156
Non-current assets	7,390		7,390		9,121
Total assets	4,311,196		4,311,196		5,339,327	4,177,156
Current liabilities	3,359,261		3,359,261		4,162,414	3,318,450
Non-current liabilities
Total liabilities	$ 3,359,261		3,359,261		4,162,414	3,318,450
Revenue			9,358,664	14,741,361	19,824,966	14,738,480
Cost of revenue			(9,095,097)	(14,003,795)	(18,886,139)	(13,924,179)
Gross profit (loss)			263,567	737,566	938,827	814,301
Amortization & depreciation			(763)	(719)	(990)	(713)
General and administrative expenses			(269,281)	(441,202)	(597,962)	(432,365)
Marketing cost			(32,336)	(62,535)	(79,280)
Research & development			(61,365)		(31,505)	(55,965)
Total operating expenses			(363,745)	(504,456)	(709,737)	(489,043)
Profit (loss) from operations			(100,178)	233,110	229,090	325,258
Interest income			95	41	83	47
Other income			1	64,690	60,296	64,709
Total other income (expense)			96	64,731	60,379	64,756
Tax expense
Net profit (loss)			$ (100,082)	$ 297,841	$ 289,469	$ 390,014